Segment Geographical Information and Major Customers (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of reported segment results of operation
	Software services	IT professional services	Unallocated expense	Total
2018

Total revenues	$81,332	$203,043	$-	$284,375
Expenses	63,902	183,985	4,790	252,677

Segment operating income (loss)	$17,430	$19,058	$(4,790)	$31,698

Depreciation and amortization	$8,727	$3,611	$226	$12,564

	Software services	IT professional services	Unallocated expense	Total
2019

Total revenues	$86,140	$239,490	$-	$325,630
Expenses	71,825	216,842	3,311	291,978

Segment operating income (loss)	$14,315	$22,648	$(3,311)	$33,652

Depreciation and amortization	$8,799	$5,059	$167	$14,025

2020

Total revenues	$86,025	$285,169	$-	$371,194
Expenses	64,498	258,907	7,201	330,606

Segment operating income (loss)	$21,527	$26,262	$(7,201)	$40,588

Depreciation and amortization	$10,329	$3,347	$263	$13,939

Schedule of total revenues classified according to geographical destination
	Year ended December 31,
	2020	2019	2018

United States	$177,882	$158,095	$137,066
Israel	149,094	124,523	103,850
Europe	26,947	25,788	28,257
Japan	12,643	12,499	9,797
Other	4,628	4,725	5,405

	$371,194	$325,630	$284,375

Schedule of long-lived assets
	December 31,
	2020	2019

Israel	$130,326	$108,608
United States	74,637	68,989
Japan	6,404	6,406
Other	3,013	3,248
Europe	5,191	3,103

	$219,571	$190,354